Cover Page	12 Months Ended
Mar. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	HDB
Entity Registrant Name	HDFC BANK LIMITED
Entity Central Index Key	0001144967
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,579,742,786
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing three Equity Shares, Par value Rs. 1.0 per share
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity File Number	001-15216
Entity Incorporation, State or Country Code	K7
Entity Address, Address Line One	HDFC Bank House
Entity Address, Address Line Two	Senapati Bapat Marg, Lower Parel
Entity Address, City or Town	Mumbai
Entity Address, Postal Zip Code	400013
Entity Address, Country	IN
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Assurance and Consulting Services LLP
Auditor Location	Mumbai, India
Auditor Firm ID	2115
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Santosh Haldankar
Contact Personnel Email Address	Santosh.Haldankar@hdfcbank.com
Entity Address, Address Line One	HDFC Bank Ltd; Legal & Secretarial Dept; 2nd floor, Zenith House
Entity Address, Address Line Two	Opp. Race Course Gate No. 5 & 6, Keshavrao Khadye Marg
Entity Address, Address Line Three	Mahalaxmi (west)
Entity Address, City or Town	Mumbai
Entity Address, Postal Zip Code	400 034
Entity Address, Country	IN
Country Region	91
City Area Code	22
Local Phone Number	3976-0711